Income Tax Expense (Details) - Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unused Tax Losses for which No Deferred Tax Asset Recognized [Abstract]
Unused tax losses for which no deferred tax asset has been recognized	$ 59,447,397	$ 52,625,541
Potential tax benefit	$ 14,861,849	$ 13,156,385